3. Loans, Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses
Beginning balance	$ 14,423	$ 16,604	$ 15,493
Charge-offs	(4,372)	(8,331)	(12,260)
Recoveries	866	1,226	739
Provision	2,584	4,924	12,632
Ending balance	13,501	14,423	16,604
Ending balance: individually evaluated for impairments	1,478	1,362	2,539
Ending balance: collectively evaluated for impairments	12,023	13,061	14,065
Ending balance	13,501	14,423	16,604
Loans
Ending balance	620,960	619,974	670,497
Ending balance: individually evaluated for impairment	33,666	40,785	44,786
Ending balance: collectively evaluated for impairment	587,294	579,189	625,711
Construction and land development
Allowance for loan losses
Beginning balance	4,399	7,182	5,774
Charge-offs	(777)	(4,728)	(7,164)
Recoveries	377	528	241
Provision	(781)	1,417	8,331
Ending balance	3,218	4,399	7,182
Ending balance: individually evaluated for impairments	0	24	1,250
Ending balance: collectively evaluated for impairments	3,218	4,375	5,932
Ending balance	3,218	4,399	7,182
Loans
Ending balance	63,742	73,176	93,812
Ending balance: individually evaluated for impairment	6,293	11,961	20,280
Ending balance: collectively evaluated for impairment	57,449	61,215	73,532
Single-family residential
Allowance for loan losses
Beginning balance	3,231	3,253	3,992
Charge-offs	(1,724)	(886)	(2,233)
Recoveries	111	72	184
Provision	1,505	792	1,310
Ending balance	3,123	3,231	3,253
Ending balance: individually evaluated for impairments	39	84	46
Ending balance: collectively evaluated for impairments	3,084	3,147	3,207
Ending balance	3,123	3,231	3,253
Loans
Ending balance	195,975	195,003	212,993
Ending balance: individually evaluated for impairment	3,127	3,885	2,352
Ending balance: collectively evaluated for impairment	192,848	191,118	210,641
Single-family residential - Banco de la Gente stated income
Allowance for loan losses
Beginning balance	1,998	2,104	2,105
Charge-offs	(272)	(668)	(692)
Recoveries	141	0	17
Provision	(4)	562	674
Ending balance	1,863	1,998	2,104
Ending balance: individually evaluated for impairments	1,268	1,254	1,243
Ending balance: collectively evaluated for impairments	595	744	861
Ending balance	1,863	1,998	2,104
Loans
Ending balance	49,463	52,019	54,058
Ending balance: individually evaluated for impairment	19,958	20,024	18,309
Ending balance: collectively evaluated for impairment	29,505	31,995	35,749
Commercial Real Estate
Allowance for loan losses
Beginning balance	2,049	1,731	1,409
Charge-offs	(445)	(937)	(1,271)
Recoveries	50	374	24
Provision	565	881	1,569
Ending balance	2,219	2,049	1,731
Ending balance: individually evaluated for impairments	171	0	0
Ending balance: collectively evaluated for impairments	2,048	2,049	1,731
Ending balance	2,219	2,049	1,731
Loans
Ending balance	209,287	200,633	214,415
Ending balance: individually evaluated for impairment	3,767	4,569	3,845
Ending balance: collectively evaluated for impairment	205,520	196,064	210,570
Multifamily and Farmland
Allowance for loan losses
Beginning balance	28	13	17
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	9	15	(4)
Ending balance	37	28	13
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	37	28	13
Ending balance	37	28	13
Loans
Ending balance	11,801	8,951	4,793
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	11,801	8,951	4,793
Commercial loans (not secured by real estate)
Allowance for loan losses
Beginning balance	1,088	1,029	1,174
Charge-offs	(502)	(555)	(314)
Recoveries	44	104	121
Provision	439	510	48
Ending balance	1,069	1,088	1,029
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	1,069	1,088	1,029
Ending balance	1,069	1,088	1,029
Loans
Ending balance	68,047	64,295	60,646
Ending balance: individually evaluated for impairment	256	346	0
Ending balance: collectively evaluated for impairment	67,791	63,949	60,646
Farm loans (not secured by real estate)
Allowance for loan losses
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	0	0	0
Ending balance	0	0	0
Loans
Ending balance	19	11	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	19	11	0
Consumer And All Other Loans
Allowance for loan losses
Beginning balance	245	255	430
Charge-offs	(652)	(557)	(586)
Recoveries	143	148	152
Provision	509	399	259
Ending balance	245	245	255
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	245	245	255
Ending balance	245	245	255
Loans
Ending balance	22,626	25,886	29,780
Ending balance: individually evaluated for impairment	265	0	0
Ending balance: collectively evaluated for impairment	22,361	25,886	29,780
Unallocated
Allowance for loan losses
Beginning balance	1,385	1,037	592
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	342	348	445
Ending balance	1,727	1,385	1,037
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	1,727	1,385	1,037
Ending balance	1,727	1,385	1,037
Loans
Ending balance	0	0	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0	$ 0